CONSOLIDATED STATEMENT OF CASH FLOW - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income		$ 6,214,971	$ 6,996,365	$ 4,207,787
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,082,838	949,448	855,167
Other assets impairment		42,021	31,127	65,391
Impairment of investments in associates and joint ventures		108,175	9,633	1,733
Equity method		(113,115)	(219,105)	(199,652)
Credit impairment charges on loans and advances and financial leases		7,461,479	3,721,353	2,521,178
Credit impairment (recovery) charges on off balance sheet credit and other financial instruments	[1]	107	70,344	(100,648)
Gain on sales of assets held for sale and inventories		(170,910)	(171,482)	(227,445)
Valuation gain on investment securities		(1,680,403)	(1,786,416)	(790,063)
Loss upon disposal of investment in subsidiary, associates, and joint ventures	[2]		41,434
Valuation (losses) gain on derivative financial instruments		(180,246)	(68,055)	(319,524)
Income tax		1,932,555	2,748,421	1,776,225
Bonuses and short-term benefits		734,916	640,458	526,273
Dividends		(127,427)	(59,072)	(108,079)
Investment property valuation		(197,526)	(236,617)	(67,762)
Effect of exchange rate changes	[3]	(245,915)	(224,788)	507,449
Other non-cash items		74,905	22,632	(29,076)
Net interest		(18,572,492)	(16,341,023)	(10,992,734)
Change in operating assets and liabilities:
Decrease in derivative financial instruments		859,961	348,554	245,064
(Increase) Decrease in accounts receivable		(525,550)	515,052	(489,266)
Increase in loans and advances to customers		(10,554,946)	(37,593,875)	(24,057,389)
Increase other assets		(1,151,822)	(724,769)	(278,776)
Increase in accounts payable		945,923	2,719,586	1,271,347
(Increase) Decrease in other liabilities		245,593	(127,044)	(296,865)
Increase in deposits by customers		17,025,357	23,214,318	19,290,140
(Decrease) Increase in estimated liabilities and provisions		(40,602)	(31,945)	21,629
Net changes in investment securities recognized at fair value through profit or loss		(1,988,166)	6,321,440	1,834,085
Proceeds from sales of assets held for sale and inventories		1,060,642	778,328	735,788
Recovery of charged-off loans		770,934	674,966	565,436
Income tax paid		(2,737,511)	(2,057,388)	(1,441,413)
Dividend received		155,676	81,899	90,822
Interest received		34,702,410	23,603,725	15,896,674
Interest paid		(15,978,748)	(7,508,066)	(4,410,742)
Net cash provided by operating activities		19,153,084	6,339,438	6,602,754
Cash flows from investment activities:
Purchases of debt instruments at amortized cost		(3,629,543)	(4,915,717)	(3,722,124)
Proceeds from maturities of debt instruments at amortized cost		4,738,686	4,260,063	2,984,260
Purchases of debt instruments at fair value through OCI		(7,837,997)	(6,562,334)	(8,850,491)
Proceeds from debt instruments at fair value through OCI		9,253,538	6,797,420	10,699,010
Purchases of equity instruments at fair value through OCI and interests in associates and joint ventures		(122,910)	(255,129)	(44,915)
Proceeds from equity instruments at fair value through OCI and interests in associates and joint ventures		16,804	198,807	69,448
Consideration paid to non-controlling interests	[4]		(816,081)
Purchases of premises and equipment and investment properties		(2,412,123)	(3,538,855)	(2,185,800)
Acquisition of subsidiaries			799	(9,178)
Proceeds from sales of premises and equipment and investment properties		185,324	421,729	553,652
Purchase of other long-term assets		(351,468)	(245,204)	(144,348)
Net cash used in investing activities		(159,689)	(4,654,502)	(650,486)
Cash flows from financing activities:
Increase (Decrease) in repurchase agreements and other similar secured borrowing		304,846	(579,488)	(1,457,203)
Proceeds from borrowings from other financial institutions		9,855,033	14,374,110	4,182,658
Repayment of borrowings from other financial institutions		(9,921,582)	(5,874,833)	(8,447,238)
Payment of lease liability		(182,596)	(157,402)	(136,797)
Placement of debt instruments in issue	[5]	1,781,728	2,138,125	1,387,401
Payment of debt instruments in issue		(3,928,673)	(6,699,219)	(1,871,576)
Dividends paid		(3,298,183)	(2,310,666)	(467,217)
Transactions with non-controlling interests		(41,245)	(37,191)
Net cash (used) provided in financing activities	[6]	(5,430,672)	853,436	(6,809,972)
Effect of exchange rate changes on cash and cash equivalents		(5,408,405)	3,777,073	2,486,401
Increase (Decrease) in cash and cash equivalents		13,562,723	2,538,372	(857,704)
Cash and cash equivalents at beginning of year		31,645,291	25,329,846	23,701,149
Cash and cash equivalents at end of year		$ 39,799,609	$ 31,645,291	$ 25,329,846

[1]	The decrease is mainly due to the financial guarantees and loan commitments.
[2]	In 2022, was registered the spin-off of Protección S.A. and the creation of Asulado Seguros de Vida S.A., were registered; the Bank sold its interest in Asulado Seguros de Vida S.A. to SURA Asset Management S.A., to comply with the authorized investment regime.
[3]	For further information, see Note 2.A.2.
[4]	During the third trimester of 2022, the Parent Company increased its participation percentage in FCP Fondo Inmobiliario Colombia. As of December 31, 2022, the participation in said private equity fund increased to 80.47%. For further information see Note 1 Reporting Entity.
[5]	For further information, see Note 18 Debt instruments in issues.
[6]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.